Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 22,267	$ 28,854
Restricted cash (Note 2v)	0	300
Short-term deposits	47,015	21,010
Total	$ 69,282	$ 50,164